Feb-13-06 02:45pm From-NEW YORK STOCK EXCHANGE +212 656 5893 T-384 P.002/002 F-583

Paras Madho
Manager
Securities Operations

New York Stock Exchange, Inc.
20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

CERTIN/B

NYSE

[redacted]

06020102

1-15577

February 13, 2006

FEB 1 3 2006
1080

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

PROCESSED
FEB 1 6 2006
THOMSON
FINANCIAL

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, Qwest Communications International Inc., 7 ½% Senior Notes due 2014-Series B (and the guarantees thereof by Qwest Services Corporation and Qwest Capital Funding, Inc.) and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on February 13, 2006. Tentative listing date – February 15, 2006.

Sincerely,

Paras Madho